Average Annual Total Returns - Pro-Blend(R) Extended Term Series	Mar. 01, 2021
Four0OneFiveFourtyFiveBlended [Member]
Average Annual Return:
1 Year	14.10%
5 Years	9.77%
10 Years	8.20%
Bloomberg Barclays U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.51%
5 Years	4.44%
10 Years	3.84%
CLASS L
Average Annual Return:
1 Year	16.77%
5 Years	9.05%
10 Years	6.79%
Inception Date	Jan. 04, 2010
CLASS R
Average Annual Return:
1 Year	17.41%
5 Years	9.61%
10 Years	7.32%
Inception Date	Jun. 30, 2010
CLASS S
Average Annual Return:
1 Year	17.60%
5 Years	9.88%
10 Years	7.59%
CLASS S | After Taxes on Distributions
Average Annual Return:
1 Year	15.41%
5 Years	8.43%
10 Years	6.25%
CLASS S | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	11.17%
5 Years	7.43%
10 Years	5.75%
CLASS I
Average Annual Return:
1 Year	17.96%
5 Years	10.14%
10 Years	7.86%
CLASS W
Average Annual Return:
1 Year	18.72%
5 Years	10.24%
10 Years	7.77%
Inception Date	Apr. 01, 2019